UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [X]; Amendment Number:01
This Amendment (Check only one.): [X] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Emerging Growth Advisors, Inc.
Address:	World Trade Center Baltimore
		401 E. Pratt St., Suite 211
		Baltimore, MD 21202-3041

13F File Number: 28-6448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Peter S. Welles
Title:	President
Phone:	410-332-1021
Signature, Place, and Date of Signing:

Peter S. Welles	Baltimore, MD		July 31, 2002


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		49

Form 13F Information Table Value Total:		$123,256



List of Other Included Managers:			None

FORM 13F INFORMATION TABLE



       Column 1          Column 2    Column 3  Column 4 Column 5          Column 6   Column 7 Column8

                                                 VALUE   SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLAS   CUSIP   (x$1000)  PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE  SHARED  NONE

AES Corp.              Common       00130H105        601  110,800sh         sole               110,800
ATMI, Inc.             Common       00207R101      6,040  270,000sh         sole               270,000
Ansoft Corporation     Common       36384105       1,323  225,000sh         sole               225,000
Aspect Communications  Common       45237104       1,408  440,000sh         sole               440,000
Atmel Corp             Common       49513104         634  101,200sh         sole               101,200
Atrix Laboratories, IncCommon       04962L101      1,113   50,000sh         sole                50,000
Carnival Corp.         Class A      143658102      1,661   60,000sh         sole                60,000
Checkpoint Systems     Common       162825103      4,797  410,000sh         sole               410,000
Clearone CommunicationsCommon       185060100      1,326   90,000sh         sole                90,000
Comverse Technology    Common       205862402      2,108  227,600sh         sole               227,600
Diamondcluster InternatCommon       252762109      1,017  170,000sh         sole               170,000
Dianon Systems Inc.    Common       252826102      2,258   42,273sh         sole                42,273
Documentum             Common       256159104      3,600  300,000sh         sole               300,000
Dollar Tree Stores Inc.Common       256747106      2,660   67,500sh         sole                67,500
Elan PLC               ADR          284131208        468   85,517sh         sole                85,517
Flow International CorpCommon       343468104      2,022  300,000sh         sole               300,000
Health Mgmt Assoc      Class A      421933102      2,620  130,000sh         sole               130,000
KV Pharmaceutical Co.  Class A      482740206      6,075  225,000sh         sole               225,000
Kensey Nash Corp       Common       490057106      6,075  375,000sh         sole               375,000
Legato Systems         Common       524651106      2,700  750,000sh         sole               750,000
LoJack                 Common       539451104      1,470  420,000sh         sole               420,000
MRO Software Inc.      Common       55347W105      4,536  398,600sh         sole               398,600
Mapics, Inc.           Common       564910107        363   65,000sh         sole                65,000
Maxim Integrated ProducClass A      57772K101      4,216  110,000sh         sole               110,000
Molecular Devices      Common       60851C107      4,806  270,000sh         sole               270,000
Netegrity Inc.         Common       64110P107      1,848  300,000sh         sole               300,000

Network Appliance      Common       641201104      4,354  350,000sh         sole               350,000
Nextel Communications  Class A      65332V103        578  180,000sh         sole               180,000
Orthodontic Centers of Common       68750P103      3,458  150,000sh         sole               150,000
Pinnacle Systems Inc   Common       723481107      6,813  620,000sh         sole               620,000
Planar Systems         Common       726900103      6,353  330,000sh         sole               330,000
Precis Inc.            Common       740184106      1,765  195,000sh         sole               195,000
Prosoft Training       Common       743477101        193  495,000sh         sole               495,000
Prosoft Training       Unregistered 743477101         70  180,000sh         sole               180,000
Proxim                 Common       744284100      1,799  600,000sh         sole               600,000
QRS Corp.              Common       74726X105      2,337  300,000sh         sole               300,000
Renaissance Learning InCommon       75968L105      6,066  300,000sh         sole               300,000
Roxio, Inc.            Common       780008108        576   80,000sh         sole                80,000
Secure Computing Corp  Common       813705100      2,265  300,000sh         sole               300,000
Serena Software, Inc.  Common       817492101      3,013  220,000sh         sole               220,000
SonicWALL, Inc.        Common       835470105        979  195,000sh         sole               195,000
Stellent Inc.          Common       85856W105      1,148  255,000sh         sole               255,000
Symantec Corp          Common       871503108      4,928  150,000sh         sole               150,000
SymmetriCom, Inc.      Common       871543104      2,409  660,000sh         sole               660,000
Systemone Technologies Common       87187Q104        150  100,000sh         sole               100,000
TJX Cos Inc.           Common       872540109      3,922  200,000sh         sole               200,000
Triquint Semiconductor Common       89674K103      1,106  172,605sh         sole               172,605
Verilink Corp.         Common       923432108        105  500,000sh         sole               500,000
Wind River Systems, IncCommon       973149107      1,127  225,000sh         sole               225,000

















